INVESTMENTS IN COMPANIES AND ASSOCIATES (Two Penn Center Plaza) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Accumulated net loss	$ (186)	$ (172)	$ (32)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Accumulated net loss	(472)	(286)
Total investment	$ 3,553	$ 3,739